Shareholder Report	6 Months Ended
Mar. 31, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	FMI Funds, Inc.
Entity Central Index Key	0001023391
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Investor Class
Shareholder Report [Line Items]
Fund Name	FMI Common Stock Fund
Class Name	Investor Class
Trading Symbol	FMIMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FMI Common Stock Fund for the period of October 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.fmimgt.com/common-stock-fund/. You can also request this information by contacting us at 1-800-811-5311.
Additional Information Phone Number	1-800-811-5311
Additional Information Website	https://www.fmimgt.com/common-stock-fund/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$48	0.96%
[1]
Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM AND WHAT AFFECTED ITS PERFORMANCE?
Over the past 6 months ending March 31, 2026, the FMI Common Stock Fund Investor Class (“The Fund”) fell by 1.34%, compared with a gain of 3.10% for the Russell 2000® Index and 8.37% for the Russell 2000® Value Index.
After a strong start to the period, U.S. stock markets came under acute pressure in the wake of the Iran war (commenced on February 28, 2026). With energy prices soaring and the war ongoing, risk appetites have dampened. The most consequential development in the Iran war is the blockage of the Strait of Hormuz, where ~20% of the world’s global oil and liquified natural gas (LNG) pass through. Oil eclipsed $100 per barrel both in the U.S. and overseas, with fears that it could spike significantly higher from here if the conflict drags on. With the average price of gas at a U.S. pump topping $4 for the first time since 2022, consumers are already starting to feel the pinch. Like tariffs, high energy prices act as a de facto tax on consumers. Meanwhile, businesses are also facing headwinds on profit margins due to rising input and transportation costs (some shipping lanes are being rerouted to avoid the region). Global central banks find themselves in a difficult situation, contending with rising inflation and interest rates, while employment and economic growth are weakening. A prolonged conflict could trigger a recession, or perhaps worse, stagflation.
Not surprisingly, energy and defense stocks outperformed over the period. FMI’s portfolios have an underweight exposure to both given business quality and valuation considerations. FMI’s overweight exposure to manufacturing end-markets, specifically building products, have also hurt our relative performance. We have leaned into this segment over the last few years as cyclical pressure (higher rates, affordability challenges) has weighed on the stocks. We find the housing repair and remodel (R&R) market to have an attractive long-term set-up. FMI’s underweight to artificial intelligence (AI) tailwinds also weighed during the period, as did our lack of exposure to money-losing biotechnology companies. Lastly, with many high-multiple stocks driving even the Russell 2000®’s Value performance, FMI’s focus on quality and valuation detracted.
As investors try to navigate heightened geopolitical and economic uncertainty, FMI takes comfort knowing that our portfolios are comprised of advantaged businesses with robust balance sheets, that trade at discounts to their respective benchmarks.

Top Contributors
↑	Sectors: Electronic Technology, Distribution Services, Finance
↑	Positions: Plexus Corp., White Mountains Insurance Group Ltd., Donaldson Co. Inc.

Top Detractors
↓	Sectors: Technology Services, Consumer Durables, Commercials Services
↓	Positions: Insight Enterprises Inc., Houlihan Lokey Inc. Cl. A, Fortune Brands Innovations Inc.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURN (%)	1 Year	5 Year	10 Year
Investor Class	6.35	9.12	10.54
Russell 2000® Index	25.72	3.77	9.88
Russell 2000® Value Index	28.09	5.79	9.61

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.fmimgt.com/common-stock-fund/ for more recent performance information.
Net Assets	$ 1,752,529,240
Holdings Count | $ / shares	30
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (presented for the Fund as a whole as of March 31, 2026)

Net Assets	$1,752,529,240	Portfolio Turnover	15%
Number of Holdings	30

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of total investments as of March 31, 2026)

Top 10 Issuers
Aramark	5.7%
White Mountains Insurance Group Ltd.	5.0%
Primerica, Inc.	4.8%
FirstCash Holdings, Inc.	4.7%
Zions Bancorp NA	4.5%
Valvoline, Inc.	4.4%
AptarGroup, Inc.	4.3%
Gates Industrial Corp. PLC	4.2%
Arrow Electronics, Inc.	4.1%
FTI Consulting Inc.	3.9%

Sector Breakdown
Finance	26.0%
Producer Manufacturing	17.6%
Distribution Services	13.0%
Consumer Services	10.1%
Consumer Durables	10.1%
Commercial Services	8.4%
Process Industries	4.3%
Technology Services	3.4%
Non-Energy Minerals	2.5%
Cash & Other	4.6%

Updated Prospectus Web Address	https://www.fmimgt.com/common-stock-fund/
Institutional Class
Shareholder Report [Line Items]
Fund Name	FMI Common Stock Fund
Class Name	Institutional Class
Trading Symbol	FMIUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FMI Common Stock Fund for the period of October 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.fmimgt.com/common-stock-fund/. You can also request this information by contacting us at 1-800-811-5311.
Additional Information Phone Number	1-800-811-5311
Additional Information Website	https://www.fmimgt.com/common-stock-fund/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$42	0.84%
[2]
Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM AND WHAT AFFECTED ITS PERFORMANCE?
Over the past 6 months ending March 31, 2026, the FMI Common Stock Fund Institutional Class (“The Fund”) fell by 1.30%, compared with a gain of 3.10% for the Russell 2000® Index and 8.37% for the Russell 2000® Value Index.
After a strong start to the period, U.S. stock markets came under acute pressure in the wake of the Iran war (commenced on February 28, 2026). With energy prices soaring and the war ongoing, risk appetites have dampened. The most consequential development in the Iran war is the blockage of the Strait of Hormuz, where ~20% of the world’s global oil and liquified natural gas (LNG) pass through. Oil eclipsed $100 per barrel both in the U.S. and overseas, with fears that it could spike significantly higher from here if the conflict drags on. With the average price of gas at a U.S. pump topping $4 for the first time since 2022, consumers are already starting to feel the pinch. Like tariffs, high energy prices act as a de facto tax on consumers. Meanwhile, businesses are also facing headwinds on profit margins due to rising input and transportation costs (some shipping lanes are being rerouted to avoid the region). Global central banks find themselves in a difficult situation, contending with rising inflation and interest rates, while employment and economic growth are weakening. A prolonged conflict could trigger a recession, or perhaps worse, stagflation.
Not surprisingly, energy and defense stocks outperformed over the period. FMI’s portfolios have an underweight exposure to both given business quality and valuation considerations. FMI’s overweight exposure to manufacturing end-markets, specifically building products, have also hurt our relative performance. We have leaned into this segment over the last few years as cyclical pressure (higher rates, affordability challenges) has weighed on the stocks. We find the housing repair and remodel (R&R) market to have an attractive long-term set-up. FMI’s underweight to artificial intelligence (AI) tailwinds also weighed during the period, as did our lack of exposure to money-losing biotechnology companies. Lastly, with many high-multiple stocks driving even the Russell 2000®’s Value performance, FMI’s focus on quality and valuation detracted.
As investors try to navigate heightened geopolitical and economic uncertainty, FMI takes comfort knowing that our portfolios are comprised of advantaged businesses with robust balance sheets, that trade at discounts to their respective benchmarks.

Top Contributors
↑	Sectors: Electronic Technology, Distribution Services, Finance
↑	Positions: Plexus Corp., White Mountains Insurance Group Ltd., Donaldson Co. Inc.

Top Detractors
↓	Sectors: Technology Services, Consumer Durables, Commercials Services
↓	Positions: Insight Enterprises Inc., Houlihan Lokey Inc. Cl. A, Fortune Brands Innovations Inc.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURN (%)	1 Year	5 Year	Since Inception (10/31/2016)
Institutional Class	6.46	9.25	11.03
Russell 2000® Index	25.72	3.77	9.65
Russell 2000® Value Index	28.09	5.79	9.15

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.fmimgt.com/common-stock-fund/ for more recent performance information.
Net Assets	$ 1,752,529,240
Holdings Count | $ / shares	30
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (presented for the Fund as a whole as of March 31, 2026)

Net Assets	$1,752,529,240	Portfolio Turnover	15%
Number of Holdings	30

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of total investments as of March 31, 2026)

Top 10 Issuers
Aramark	5.7%
White Mountains Insurance Group Ltd.	5.0%
Primerica, Inc.	4.8%
FirstCash Holdings, Inc.	4.7%
Zions Bancorp NA	4.5%
Valvoline, Inc.	4.4%
AptarGroup, Inc.	4.3%
Gates Industrial Corp. PLC	4.2%
Arrow Electronics, Inc.	4.1%
FTI Consulting Inc.	3.9%

Sector Breakdown
Finance	26.0%
Producer Manufacturing	17.6%
Distribution Services	13.0%
Consumer Services	10.1%
Consumer Durables	10.1%
Commercial Services	8.4%
Process Industries	4.3%
Technology Services	3.4%
Non-Energy Minerals	2.5%
Cash & Other	4.6%

Updated Prospectus Web Address	https://www.fmimgt.com/common-stock-fund/
Investor Class
Shareholder Report [Line Items]
Fund Name	FMI Large Cap Fund
Class Name	Investor Class
Trading Symbol	FMIHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FMI Large Cap Fund for the period of October 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.fmimgt.com/large-cap-fund/. You can also request this information by contacting us at 1-800-811-5311.
Additional Information Phone Number	1-800-811-5311
Additional Information Website	https://www.fmimgt.com/large-cap-fund/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$41	0.85%
[3]
Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM AND WHAT AFFECTED ITS PERFORMANCE?
Over the past 6 months ending March 31, 2026, the FMI Large Cap Fund Investor Class (“The Fund”) fell by 5.55%, compared with a decline of 1.79% for the S&P 500® Index and a gain of 5.90% for the  iShares®  Russell 1000 Value  ETF.
After a strong start to the period, U.S. stock markets came under acute pressure in the wake of the Iran war (commenced on February 28, 2026). With energy prices soaring and the war ongoing, risk appetites have dampened. The most consequential development in the Iran war is the blockage of the Strait of Hormuz, where ~20% of the world’s global oil and liquified natural gas (LNG) pass through. Oil eclipsed $100 per barrel both in the U.S. and overseas, with fears that it could spike significantly higher from here if the conflict drags on. With the average price of gas at a U.S. pump topping $4 for the first time since 2022, consumers are already starting to feel the pinch. Like tariffs, high energy prices act as a de facto tax on consumers. Meanwhile, businesses are also facing headwinds on profit margins due to rising input and transportation costs (some shipping lanes are being rerouted to avoid the region). Global central banks find themselves in a difficult situation, contending with rising inflation and interest rates, while employment and economic growth are weakening. A prolonged conflict could trigger a recession, or perhaps worse, stagflation.
Not surprisingly, energy and defense stocks outperformed over the period. FMI’s portfolios have an underweight exposure to both given business quality and valuation considerations. FMI’s overweight exposure to manufacturing end-markets, specifically building products, have also hurt our relative performance. We have leaned into this segment over the last few years as cyclical pressure (higher rates, affordability challenges) has weighed on the stocks. We find the housing repair and remodel (R&R) market to have an attractive long-term set-up. FMI’s underweight to artificial intelligence (AI) tailwinds also weighed during the period. Lastly, with many high-multiple stocks driving even the Russell 1000 Value’s performance, FMI’s focus on quality and valuation detracted.
As investors try to navigate heightened geopolitical and economic uncertainty, FMI takes comfort knowing that our portfolios are comprised of advantaged businesses with robust balance sheets, that trade at discounts to their respective benchmarks.

Top Contributors
↑	Sectors: Industrial Services, Transportation, Process Industries
↑	Positions: Alphabet Inc. Cl. A, SLB Ltd., CSX Corp.

Top Detractors
↓	Sectors: Finance, Consumer Services, Producer Manufacturing
↓	Positions: Booking Holdings Inc., CarMax Inc., CDW Corp.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURN (%)	1 Year	5 Year	10 Year
Investor Class	-0.54	5.08	8.85
S&P 500® Index	17.80	12.06	14.16
iShares® Russell 1000 Value ETF	7.06	15.97	8.62

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.fmimgt.com/large-cap-fund/ for more recent performance information.
Net Assets	$ 1,109,685,078
Holdings Count | $ / shares	27
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (presented for the Fund as a whole as of March 31, 2026)

Net Assets	$1,109,685,078	Portfolio Turnover	19%
Number of Holdings	27

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of total investments as of March 31, 2026)

Top 10 Issuers
Charles Schwab Corp.	7.8%
Booking Holdings, Inc.	6.3%
Ferguson Enterprises, Inc.	5.8%
Aramark	5.5%
Avery Dennison Corp.	5.3%
Carrier Global Corp.	4.8%
Becton Dickinson & Co.	4.6%
Accenture PLC	4.5%
CDW Corp.	4.1%
Allegion PLC	3.6%

Sector Breakdown
Finance	26.0%
Consumer Services	11.8%
Technology Services	10.8%
Producer Manufacturing	10.1%
Distribution Services	9.0%
Health Services	8.3%
Health Technology	7.8%
Process Industries	5.3%
Consumer Durables	3.6%
Cash & Other	7.3%

Updated Prospectus Web Address	https://www.fmimgt.com/large-cap-fund/
Institutional Class
Shareholder Report [Line Items]
Fund Name	FMI Large Cap Fund
Class Name	Institutional Class
Trading Symbol	FMIQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FMI Large Cap Fund for the period of October 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.fmimgt.com/large-cap-fund/. You can also request this information by contacting us at 1-800-811-5311.
Additional Information Phone Number	1-800-811-5311
Additional Information Website	https://www.fmimgt.com/large-cap-fund/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$34	0.71%
[4]
Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM AND WHAT AFFECTED ITS PERFORMANCE?
Over the past 6 months ending March 31, 2026, the FMI Large Cap Fund Institutional Class (“The Fund”) fell by 5.42%, compared with a decline of 1.79% for the S&P 500® Index and a gain of 5.90% for the  iShares® Russell 1000 Value  ETF.
After a strong start to the period, U.S. stock markets came under acute pressure in the wake of the Iran war (commenced on February 28, 2026). With energy prices soaring and the war ongoing, risk appetites have dampened. The most consequential development in the Iran war is the blockage of the Strait of Hormuz, where ~20% of the world’s global oil and liquified natural gas (LNG) pass through. Oil eclipsed $100 per barrel both in the U.S. and overseas, with fears that it could spike significantly higher from here if the conflict drags on. With the average price of gas at a U.S. pump topping $4 for the first time since 2022, consumers are already starting to feel the pinch. Like tariffs, high energy prices act as a de facto tax on consumers. Meanwhile, businesses are also facing headwinds on profit margins due to rising input and transportation costs (some shipping lanes are being rerouted to avoid the region). Global central banks find themselves in a difficult situation, contending with rising inflation and interest rates, while employment and economic growth are weakening. A prolonged conflict could trigger a recession, or perhaps worse, stagflation.
Not surprisingly, energy and defense stocks outperformed over the period. FMI’s portfolios have an underweight exposure to both given business quality and valuation considerations. FMI’s overweight exposure to manufacturing end-markets, specifically building products, have also hurt our relative performance. We have leaned into this segment over the last few years as cyclical pressure (higher rates, affordability challenges) has weighed on the stocks. We find the housing repair and remodel (R&R) market to have an attractive long-term set-up. FMI’s underweight to artificial intelligence (AI) tailwinds also weighed during the period. Lastly, with many high-multiple stocks driving even the Russell 1000 Value’s performance, FMI’s focus on quality and valuation detracted.
As investors try to navigate heightened geopolitical and economic uncertainty, FMI takes comfort knowing that our portfolios are comprised of advantaged businesses with robust balance sheets, that trade at discounts to their respective benchmarks.

Top Contributors
↑	Sectors: Industrial Services, Transportation, Process Industries
↑	Positions: Alphabet Inc. Cl. A, SLB Ltd., CSX Corp.

Top Detractors
↓	Sectors: Finance, Consumer Services, Producer Manufacturing
↓	Positions: Booking Holdings Inc., CarMax Inc., CDW Corp.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURN (%)	1 Year	5 Year	Since Inception (10/31/2016)
Institutional Class	-0.38	5.22	9.28
S&P 500® Index	17.80	12.06	14.57
iShares® Russell 1000 Value ETF	7.06	15.97	10.33

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.fmimgt.com/large-cap-fund/ for more recent performance information.
Net Assets	$ 1,109,685,078
Holdings Count | $ / shares	27
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (presented for the Fund as a whole as of March 31, 2026)

Net Assets	$1,109,685,078	Portfolio Turnover	19%
Number of Holdings	27

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of total investments as of March 31, 2026)

Top 10 Issuers
Charles Schwab Corp.	7.8%
Booking Holdings, Inc.	6.3%
Ferguson Enterprises, Inc.	5.8%
Aramark	5.5%
Avery Dennison Corp.	5.3%
Carrier Global Corp.	4.8%
Becton Dickinson & Co.	4.6%
Accenture PLC	4.5%
CDW Corp.	4.1%
Allegion PLC	3.6%

Sector Breakdown
Finance	26.0%
Consumer Services	11.8%
Technology Services	10.8%
Producer Manufacturing	10.1%
Distribution Services	9.0%
Health Services	8.3%
Health Technology	7.8%
Process Industries	5.3%
Consumer Durables	3.6%
Cash & Other	7.3%

Updated Prospectus Web Address	https://www.fmimgt.com/large-cap-fund/
Investor Class
Shareholder Report [Line Items]
Fund Name	FMI International Fund
Class Name	Investor Class
Trading Symbol	FMIJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FMI International Fund for the period of October 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.fmimgt.com/international-fund/. You can also request this information by contacting us at 1-800-811-5311.
Additional Information Phone Number	1-800-811-5311
Additional Information Website	https://www.fmimgt.com/international-fund/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$48	0.97%
[5]
Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM AND WHAT AFFECTED ITS PERFORMANCE?
Over the past 6 months ending March 31, 2026, the FMI International Fund Investor Class (“The Fund”) fell by 2.58%, compared with the MSCI EAFE® Index’s gain of 6.29% in local currency and 3.56% in  U.S. Dollars. The Fund’s passive currency hedge was a tailwind, as the U.S. Dollar strengthened.
After a strong start to the period, international stock markets came under acute pressure in the wake of the Iran war (commenced on February 28, 2026). With energy prices soaring and the war ongoing, risk appetites have dampened. The most consequential development in the Iran war is the blockage of the Strait of Hormuz, where ~20% of the world’s global oil and liquified natural gas (LNG) pass through. Oil eclipsed $100 per barrel both in the U.S. and overseas, with fears that it could spike significantly higher from here if the conflict drags on. With the average price of fuel at the pump increasing significantly across the globe, consumers are already starting to feel the pinch. Like tariffs, high energy prices act as a de facto tax on consumers. Meanwhile, businesses are also facing headwinds on profit margins due to rising input and transportation costs (some shipping lanes are being rerouted to avoid the region). Global central banks find themselves in a difficult situation, contending with rising inflation and interest rates, while employment and economic growth are weakening. A prolonged conflict could trigger a recession, or perhaps worse, stagflation.
Not surprisingly, energy and defense stocks outperformed over the period. FMI’s portfolios have an underweight exposure to both given business quality and valuation considerations. FMI’s overweight exposure to service segments (commercial and consumer), as well as durables exposed to housing and construction, have also hurt our relative performance. Within the service segment we added to Booking Holdings Inc., a perceived AI loser, that we feel has a defendable niche. We have also leaned into those exposed to the housing repair and remodel (R&R) market. We believe this segment has an attractive long-term set-up, yet many companies have been discounted on cyclical pressures (higher rates, affordability challenges). Quality underperformed during the semi-annual period, also weighing on the relative comparison.
As investors try to navigate heightened geopolitical and economic uncertainty, FMI takes comfort knowing that our portfolios are comprised of advantaged businesses with robust balance sheets, that trade at discounts to their respective benchmarks.

Top Contributors
↑	Sectors: Distribution Services, Industrial Services, Process Industries
↑	Positions: Rexel S.A., SLB Ltd., NOF Corp.

Top Detractors
↓	Sectors: Commercial Services, Consumer Services, Retail Trade
↓	Positions: ICON PLC, B&M European Value Retail S.A., Booking Holdings Inc.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURN (%)	1 Year	5 Year	10 Year
Investor Class	5.38	5.40	6.32
MSCI EAFE® (LOC) Index	17.38	9.88	9.35
MSCI EAFE® (LOC) Value Index	25.84	14.34	10.38
MSCI EAFE® (USD) Index	21.27	7.91	8.38
MSCI EAFE® (USD) Value Index	30.05	12.19	9.34

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.fmimgt.com/international-fund/ for more recent performance information.
Net Assets	$ 2,025,258,524
Holdings Count | $ / shares	43
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (presented for the Fund as a whole as of March 31, 2026)

Net Assets	$2,025,258,524	Portfolio Turnover	7%
Number of Holdings	43

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of total investments as of March 31, 2026)

Top 10 Issuers
Booking Holdings, Inc.	6.4%
Informa PLC	4.8%
IMCD NV	4.7%
Sunbelt Rentals Holdings, Inc.	4.4%
Sodexo SA	4.2%
NOF Corp.	4.0%
Ryanair Holdings PLC	4.0%
Techtronic Industries Co. Ltd.	4.0%
Fluidra SA	3.8%
Unilever PLC	3.8%

Geographic Breakdown
Britain	28.5%
United States	15.3%
France	10.2%
Netherlands	8.4%
Japan	7.8%
Switzerland	5.7%
Germany	5.4%
Ireland	4.0%
Hong Kong	4.0%
Other Countries	10.7%

Sector Breakdown
Distribution Services	14.8%
Consumer Non-Durables	11.9%
Producer Manufacturing	11.3%
Consumer Services	10.6%
Consumer Durables	10.2%
Finance	10.2%
Health Technology	6.6%
Technology Services	4.8%
Process Industries	4.0%
Cash & Other	15.6%

Updated Prospectus Web Address	https://www.fmimgt.com/international-fund/
Institutional Class
Shareholder Report [Line Items]
Fund Name	FMI International Fund
Class Name	Institutional Class
Trading Symbol	FMIYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FMI International Fund for the period of October 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.fmimgt.com/international-fund/. You can also request this information by contacting us at 1-800-811-5311.
Additional Information Phone Number	1-800-811-5311
Additional Information Website	https://www.fmimgt.com/international-fund/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$40	0.81%
[6]
Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM AND WHAT AFFECTED ITS PERFORMANCE?
Over the past 6 months ending March 31, 2026, the FMI International Fund Institutional Class (“The Fund”) fell by 2.53%, compared with the MSCI EAFE® Index’s gain of 6.29% in local currency and 3.56% in  U.S. Dollars. The Fund’s passive currency hedge was a tailwind, as the U.S. Dollar strengthened.
After a strong start to the period, international stock markets came under acute pressure in the wake of the Iran war (commenced on February 28, 2026). With energy prices soaring and the war ongoing, risk appetites have dampened. The most consequential development in the Iran war is the blockage of the Strait of Hormuz, where ~20% of the world’s global oil and liquified natural gas (LNG) pass through. Oil eclipsed $100 per barrel both in the U.S. and overseas, with fears that it could spike significantly higher from here if the conflict drags on. With the average price of fuel at the pump increasing significantly across the globe, consumers are already starting to feel the pinch. Like tariffs, high energy prices act as a de facto tax on consumers. Meanwhile, businesses are also facing headwinds on profit margins due to rising input and transportation costs (some shipping lanes are being rerouted to avoid the region). Global central banks find themselves in a difficult situation, contending with rising inflation and interest rates, while employment and economic growth are weakening. A prolonged conflict could trigger a recession, or perhaps worse, stagflation.
Not surprisingly, energy and defense stocks outperformed over the period. FMI’s portfolios have an underweight exposure to both given business quality and valuation considerations. FMI’s overweight exposure to service segments (commercial and consumer), as well as durables exposed to housing and construction, have also hurt our relative performance. Within the service segment we added to Booking Holdings Inc., a perceived AI loser, that we feel has a defendable niche. We have also leaned into those exposed to the housing repair and remodel (R&R) market. We believe this segment has an attractive long-term set-up, yet many companies have been discounted on cyclical pressures (higher rates, affordability challenges). Quality underperformed during the semi-annual period, also weighing on the relative comparison.
As investors try to navigate heightened geopolitical and economic uncertainty, FMI takes comfort knowing that our portfolios are comprised of advantaged businesses with robust balance sheets, that trade at discounts to their respective benchmarks.

Top Contributors
↑	Sectors: Distribution Services, Industrial Services, Process Industries
↑	Positions: Rexel S.A., SLB Ltd., NOF Corp.

Top Detractors
↓	Sectors: Commercial Services, Consumer Services, Retail Trade
↓	Positions: ICON PLC, B&M European Value Retail S.A., Booking Holdings Inc.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURN (%)	1 Year	5 Year	Since Inception (10/31/2016)
Institutional Class	5.49	5.54	6.22
MSCI EAFE® (LOC) Index	17.38	9.88	9.23
MSCI EAFE® (LOC) Value Index	25.84	14.34	9.98
MSCI EAFE® (USD) Index	21.27	7.91	8.61
MSCI EAFE® (USD) Value Index	30.05	12.19	9.36

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.fmimgt.com/international-fund/ for more recent performance information.
Net Assets	$ 2,025,258,524
Holdings Count | $ / shares	43
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (presented for the Fund as a whole as of March 31, 2026)

Net Assets	$2,025,258,524	Portfolio Turnover	7%
Number of Holdings	43

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of total investments as of March 31, 2026)

Top 10 Issuers
Booking Holdings, Inc.	6.4%
Informa PLC	4.8%
IMCD NV	4.7%
Sunbelt Rentals Holdings, Inc.	4.4%
Sodexo SA	4.2%
NOF Corp.	4.0%
Ryanair Holdings PLC	4.0%
Techtronic Industries Co. Ltd.	4.0%
Fluidra SA	3.8%
Unilever PLC	3.8%

Geographic Breakdown
Britain	28.5%
United States	15.3%
France	10.2%
Netherlands	8.4%
Japan	7.8%
Switzerland	5.7%
Germany	5.4%
Ireland	4.0%
Hong Kong	4.0%
Other Countries	10.7%

Sector Breakdown
Distribution Services	14.8%
Consumer Non-Durables	11.9%
Producer Manufacturing	11.3%
Consumer Services	10.6%
Consumer Durables	10.2%
Finance	10.2%
Health Technology	6.6%
Technology Services	4.8%
Process Industries	4.0%
Cash & Other	15.6%

Updated Prospectus Web Address	https://www.fmimgt.com/international-fund/
Institutional Class
Shareholder Report [Line Items]
Fund Name	FMI International Fund II - Currency Unhedged
Class Name	Institutional Class
Trading Symbol	FMIFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FMI International Fund II - Currency Unhedged for the period of October 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.fmimgt.com/international-fund-2/. You can also request this information by contacting us at 1-800-811-5311.
Additional Information Phone Number	1-800-811-5311
Additional Information Website	https://www.fmimgt.com/international-fund-2/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$44	0.90%
[7]
Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM AND WHAT AFFECTED ITS PERFORMANCE?
Over the past 6 months ending March 31, 2026, the FMI International Fund II – Currency Unhedged Institutional Class (“The Fund”) fell by 4.70%, compared with the MSCI EAFE® Index’s gain of 3.56% in  U.S. Dollars.
After a strong start to the period, international stock markets came under acute pressure in the wake of the Iran war (commenced on February 28, 2026). With energy prices soaring and the war ongoing, risk appetites have dampened. The most consequential development in the Iran war is the blockage of the Strait of Hormuz, where ~20% of the world’s global oil and liquified natural gas (LNG) pass through. Oil eclipsed $100 per barrel both in the U.S. and overseas, with fears that it could spike significantly higher from here if the conflict drags on. With the average price of fuel at the pump increasing significantly across the globe, consumers are already starting to feel the pinch. Like tariffs, high energy prices act as a de facto tax on consumers. Meanwhile, businesses are also facing headwinds on profit margins due to rising input and transportation costs (some shipping lanes are being rerouted to avoid the region). Global central banks find themselves in a difficult situation, contending with rising inflation and interest rates, while employment and economic growth are weakening. A prolonged conflict could trigger a recession, or perhaps worse, stagflation.
Not surprisingly, energy and defense stocks outperformed over the period. FMI’s portfolios have an underweight exposure to both given business quality and valuation considerations. FMI’s overweight exposure to service segments (commercial and consumer), as well as durables exposed to housing and construction, have also hurt our relative performance. Within the service segment we added to Booking Holdings Inc., a perceived AI loser, that we feel has a defendable niche. We have also leaned into those exposed to the housing repair and remodel (R&R) market. We believe this segment has an attractive long-term set-up, yet many companies have been discounted on cyclical pressures (higher rates, affordability challenges). Quality underperformed during the semi-annual period, also weighing on the relative comparison.
As investors try to navigate heightened geopolitical and economic uncertainty, FMI takes comfort knowing that our portfolios are comprised of advantaged businesses with robust balance sheets, that trade at discounts to their respective benchmarks.

Top Contributors
↑	Sectors: Distribution Services, Industrial Services, Process Industries
↑	Positions: SLB Ltd., Rexel S.A., Roche Holding Ltd.

Top Detractors
↓	Sectors: Commercial Services, Consumer Services, Consumer Non-Durables
↓	Positions: ICON PLC, B&M European Value Retail S.A., Sony Group Corp.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURN (%)	1 Year	5 Year	Since Inception (12/31/2019)
Institutional Class	6.39	2.85	3.71
MSCI EAFE® (USD) Index	21.27	7.91	8.16
MSCI EAFE® (USD) Value Index	30.05	12.19	10.44

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.fmimgt.com/international-fund-2/ for more recent performance information.
Net Assets	$ 52,365,055
Holdings Count | $ / shares	31
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (presented for the Fund as a whole as of March 31, 2026)

Net Assets	$52,365,055	Portfolio Turnover	9%
Number of Holdings	31

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of total investments as of March 31, 2026)

Top 10 Issuers
Booking Holdings, Inc.	6.5%
IMCD NV	4.7%
Informa PLC	4.7%
Sunbelt Rentals Holdings, Inc.	4.3%
Sodexo SA	4.1%
NOF Corp.	4.0%
Fluidra SA	4.0%
Ryanair Holdings PLC	3.9%
Techtronic Industries Co. Ltd.	3.9%
Unilever PLC	3.7%

Geographic Breakdown
Britain	28.0%
United States	16.2%
France	10.1%
Netherlands	8.3%
Japan	7.8%
Switzerland	5.6%
Germany	5.3%
Spain	4.0%
Ireland	3.9%
Other Countries	10.8%

Sector Breakdown
Distribution Services	14.6%
Consumer Non-Durables	11.7%
Producer Manufacturing	11.3%
Consumer Services	10.5%
Consumer Durables	10.2%
Finance	9.9%
Health Technology	6.5%
Technology Services	4.7%
Process Industries	4.0%
Cash & Other	16.6%

Updated Prospectus Web Address	https://www.fmimgt.com/international-fund-2/
Institutional Class
Shareholder Report [Line Items]
Fund Name	FMI Global Fund
Class Name	Institutional Class
Trading Symbol	FMIGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FMI Global Fund for the period of October 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.fmimgt.com/global-fund/. You can also request this information by contacting us at 1-800-811-5311.
Additional Information Phone Number	1-800-811-5311
Additional Information Website	https://www.fmimgt.com/global-fund/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$43	0.90%
[8]
Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM AND WHAT AFFECTED ITS PERFORMANCE?
Over the past 6 months ending March 31, 2026, FMI Global Fund Institutional Class (“The Fund”) fell 7.22%, compared with the MSCI World® Index’s decline of 0.57% in  U.S. Dollars.
After a strong start to the period, global stock markets came under acute pressure in the wake of the Iran war (commenced on February 28, 2026). With energy prices soaring and the war ongoing, risk appetites have dampened. The most consequential development in the Iran war is the blockage of the Strait of Hormuz, where ~20% of the world’s global oil and liquified natural gas (LNG) pass through. Oil eclipsed $100 per barrel both in the U.S. and overseas, with fears that it could spike significantly higher from here if the conflict drags on. With the average price of fuel at the pump increasing significantly across the globe, consumers are already starting to feel the pinch. Like tariffs, high energy prices act as a de facto tax on consumers. Meanwhile, businesses are also facing headwinds on profit margins due to rising input and transportation costs (some shipping lanes are being rerouted to avoid the region). Global central banks find themselves in a difficult situation, contending with rising inflation and interest rates, while employment and economic growth are weakening. A prolonged conflict could trigger a recession, or perhaps worse, stagflation.
Not surprisingly, energy and defense stocks outperformed over the period. FMI’s portfolios have an underweight exposure to both given business quality and valuation considerations. FMI’s overweight exposure to commercial services, as well as to manufacturing end-markets, specifically building products, have also hurt our relative performance. We have leaned into the latter segment over the last few years as cyclical pressure (higher rates, affordability challenges) has weighed on the stocks. We find the housing repair and remodel (R&R) market to have an attractive long-term set-up. FMI’s underweight to artificial intelligence (AI) tailwinds also weighed during the period, as did our lack of exposure to Utilities and Non-Energy Minerals. Lastly, with many high multiple stocks driving the benchmark, FMI’s focus on valuation detracted.
As investors try to navigate heightened geopolitical and economic uncertainty, FMI takes comfort knowing that our portfolios are comprised of advantaged businesses with robust balance sheets, that trade at discounts to their respective benchmarks.

Top Contributors
↑	Sectors: Distribution Services, Industrial Services, Process Industries
↑	Positions: Alphabet Inc. Cl. A, SLB Ltd., Rexel S.A.

Top Detractors
↓	Sectors: Commercial Services, Retail Trade, Consumer Services
↓	Positions: ICON PLC, Booking Holdings Inc., B&M European Value Retail S.A.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURN (%)	1 Year	Since Inception (12/31/2024)
Institutional Class	-2.12	-1.70
MSCI World® (USD) Index	18.90	13.24
MSCI ACWI® (USD) Index	20.01	14.53

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.fmimgt.com/global-fund/ for more recent performance information.
Net Assets	$ 10,612,502
Holdings Count | $ / shares	33
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (presented for the Fund as a whole as of March 31, 2026)

Net Assets	$10,612,502	Portfolio Turnover	19%
Number of Holdings	33

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of total investments as of March 31, 2026)

Top 10 Issuers
Booking Holdings, Inc.	6.1%
Charles Schwab Corp.	5.0%
Accenture PLC	4.2%
Informa PLC	4.1%
Ferguson Enterprises, Inc.	4.1%
Sunbelt Rentals Holdings, Inc.	4.0%
Ryanair Holdings PLC	4.0%
Avery Dennison Corp.	3.9%
Coca-Cola Europacific Partners PLC	3.8%
Becton Dickinson & Co.	3.7%

Geographic Breakdown
United States	53.1%
Britain	17.8%
France	8.4%
Ireland	8.1%
Netherlands	6.2%
Germany	2.5%
Bermuda	2.2%
Jersey	1.7%

Sector Breakdown
Finance	17.2%
Technology Services	13.3%
Distribution Services	12.6%
Consumer Services	11.7%
Consumer Non-Durables	10.1%
Producer Manufacturing	9.7%
Health Technology	6.7%
Health Services	4.5%
Transportation	4.0%
Cash & Other	10.2%

Updated Prospectus Web Address	https://www.fmimgt.com/global-fund/

[1]
*	Annualized

[2]
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[3]
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[4]
*	Annualized

[5]
*	Annualized

[6]
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[7]
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[8]
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